Property, Plant and Equipment - Additional Information (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Property Plant And Equipment [Line Items]
Carrying amount of property, plant and equipment				$ 10,689,806
Impairment loss related to property, plant and equipment				9,213,926
Level 3
Property Plant And Equipment [Line Items]
Fair value of property, plant and equipment estimated				1,475,880
Building and Building Components
Property Plant And Equipment [Line Items]
Impairment loss			$ 3,150,663
Laboratory, and plant equipment
Property Plant And Equipment [Line Items]
Impairment loss			9,210,460
Canadian Cannabis
Property Plant And Equipment [Line Items]
Impairment loss	$ 1,424,517	$ 1,424,517	12,361,123
Carrying amount of property, plant and equipment			20,290,929
Canadian Cannabis | Production Facility Land and Building
Property Plant And Equipment [Line Items]
Carrying amount of property, plant and equipment			17,101,160
Canadian Cannabis | Equipment
Property Plant And Equipment [Line Items]
Carrying amount of property, plant and equipment			$ 3,189,769
SugarLeaf
Property Plant And Equipment [Line Items]
Impairment loss	$ 979,942	$ 979,942
Property, plant and equipment impaired				1,533,766
Accelerated amortization of property, plant and equipment				$ 951,540